Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	$ 153,424	$ 130,169
Cost	240,902	273,912	$ 230,961
Accumulated depreciation and impairment	(104,617)	(120,488)	(100,792)
Additions	26,199	27,636
Decommissioning costs - Additions to / review of estimates	6,393	2,672
Capitalized borrowing costs	1,558	1,277
Signature Bonuses Transfers (6)		16
Write-offs	(436)	(631)
Transfers (5)	569	286
Transfers to assets held for sale	(318)	(279)
Depreciation, amortization and depletion	(14,953)	(15,306)
Impairment recognition (note 25)	(1,674)	(2,925)
Impairment reversal (note 25)	187	142
Translation adjustment	(34,664)	10,367
Balance at December 31, 2023	136,285	153,424
Land Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	2,687	2,538
Cost	3,895	4,634	4,343
Accumulated depreciation and impairment	(1,410)	(1,947)	(1,805)
Additions	21
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (6)
Write-offs	(8)	(11)
Transfers (5)	482	58
Transfers to assets held for sale		(16)
Depreciation, amortization and depletion	(78)	(84)
Impairment recognition (note 25)	(2)
Impairment reversal (note 25)	4	3
Translation adjustment	(621)	199
Balance at December 31, 2023	2,485	2,687
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	58,409	55,147
Cost	96,963	118,173	105,429
Accumulated depreciation and impairment	(51,156)	(59,764)	(50,282)
Additions	381	528
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (6)
Write-offs	(53)	(304)
Transfers (5)	5,126	5,531
Transfers to assets held for sale	20	(36)
Depreciation, amortization and depletion	(4,963)	(5,079)
Impairment recognition (note 25)	(439)	(1,689)
Impairment reversal (note 25)	140	101
Translation adjustment	(12,814)	4,210
Balance at December 31, 2023	45,807	58,409
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	21,516	14,838
Cost	30,321	31,467	23,938
Accumulated depreciation and impairment	(5,937)	(9,951)	(9,100)
Additions	15,203	11,919
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs	1,558	1,277
Signature Bonuses Transfers (6)
Write-offs	(300)	(86)
Transfers (5)	(7,641)	(7,058)
Transfers to assets held for sale	(5)	99
Depreciation, amortization and depletion
Impairment recognition (note 25)	(324)	(883)
Impairment reversal (note 25)	11	9
Translation adjustment	(5,634)	1,401
Balance at December 31, 2023	24,384	21,516
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	40,432	38,434
Cost	67,357	74,809	67,581
Accumulated depreciation and impairment	(31,436)	(34,377)	(29,147)
Additions	102	12
Decommissioning costs - Additions to / review of estimates	6,393	2,672
Capitalized borrowing costs
Signature Bonuses Transfers (6)		16
Write-offs	(9)	(74)
Transfers (5)	2,592	1,754
Transfers to assets held for sale	(402)	(241)
Depreciation, amortization and depletion	(3,699)	(4,711)
Impairment recognition (note 25)	(864)	(314)
Impairment reversal (note 25)	19	1
Translation adjustment	(8,643)	2,883
Balance at December 31, 2023	35,921	40,432
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	30,380	19,212
Cost	42,366	44,829	29,670
Accumulated depreciation and impairment	(14,678)	(14,449)	$ (10,458)
Additions	10,492	15,177
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (6)
Write-offs	(66)	(156)
Transfers (5)	10	1
Transfers to assets held for sale	69	(85)
Depreciation, amortization and depletion	(6,213)	(5,432)
Impairment recognition (note 25)	(45)	(39)
Impairment reversal (note 25)	13	28
Translation adjustment	(6,952)	1,674
Balance at December 31, 2023	$ 27,688	$ 30,380